Principal accounting policies - Additional information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Operation	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of initial application of standards or interpretations [Line Items]
Trade payables	$ 2,855	$ 3,180
Onerous contracts provision	$ 284
Number of operations | Operation	13
Environmental Loss Contingency, Liability, Period Increase (Decrease)	$ 444
Operations in closure, monitoring and remediation, cost estimation period	30 years
Decreasing provision	$ 800
Provisions	$ 15,103	13,608	$ 14,642
Provision for carrying value close-down, restoration and environmental		9,975
Risk free rate decrease	0.50%
Risk free interest rate on provisions	2.00%
Intragroup loans	$ 14,000
Non-cancellable operating lease commitments not expected to be charged against EBITDA	$ 2,000
Bottom of range [member]
Disclosure of initial application of standards or interpretations [Line Items]
Risk free interest rate on provisions	0.50%
Top of range [member]
Disclosure of initial application of standards or interpretations [Line Items]
Provisions	$ 979
Close down and restoration/ environmental [member]
Disclosure of initial application of standards or interpretations [Line Items]
Provisions	11,090	9,975
Trade Payables Subject To Early Settlement Election [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Trade payables	573	$ 632
Escondida Joint Venture [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Decrease in investment in Escondida Joint Venture	$ 138
Rio Tinto Kennecott [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Operations with remaining lives	10 years
Environmental loss contingencies, gross	$ 700